Financial instruments (Details 1) $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 CAD
Interest rate derivatives [Abstract]
Accumulated other comprehensive income (loss), unamortized gain (loss) relating to treasury stock, after tax	CAD (2,406,000,000)	CAD (2,961,000,000)	CAD (2,040,000,000)			CAD (3,861,000,000)
Derivative instruments [Member]
Interest rate derivatives [Abstract]
Accumulated other comprehensive income (loss), unamortized gain (loss) relating to treasury stock, after tax	7,000,000	7,000,000	8,000,000			CAD 8,000,000
Foreign Exchange Forward [Member]
Foreign currency derivatives [Abstract]
Gain on foreign exchange forward contracts net pretax	61,000,000	9,000,000	CAD 6,000,000
Unrealized gain on foreign exchange forward contracts	4,000,000	9,000,000
Unrealized loss on foreign exchange forward contracts	CAD 2,000,000	CAD 0
Foreign Exchange Forward [Member] | USD
Foreign currency derivatives [Abstract]
Foreign exchange forward contracts notional amount | $				$ 361	$ 350